Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of related parties of the Group that had balances and/or transactions with the Group

Name of related parties	Relationship with the Group
	At December 31, 2017/For the year ended December 31, 2017	At December 31, 2018 and 2019/For the year ended December 31, 2018 and 2019
Sen Rong Limited	Not applicable	Parent Company
Bo Yu Limited	Not applicable	A shareholder that has significant influence over the Group
Ping An Group	Ultimate parent company of Bo Yu	Ultimate parent company of Bo Yu
Subsidiaries of Ping An Group	Controlled by Ping An Group	Controlled by Ping An Group
Lufax Holding Ltd. (‘Lufax’)	Significant influenced by Ping An Group	Not applicable*
Lufax Group excluding Puhui Lixin	Lufax and its subsidiaries	Not applicable*
Puhui Lixin	Subsidiary of Lufax Group and significant influenced by the Group in the meanwhile	Subsidiary of Lufax Group, significant influenced by the Group

*     Ping An Group is no longer the ultimate controlling shareholder of the Group from November 29, 2017, and as a result, Lufax and Lufax Group are not related parties of the Group starting from November 29, 2017. The revenue generated from Lufax and Lufax Group excluding Puhui Lixin for the years ended December 31, 2018 and 2019, which are no longer related party transactions, are not included in the following related parties transactions.

Schedule of significant transactions and year end balances with related parties
(a)	Significant transactions with related parties

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Revenue
Ping An Group and its subsidiaries*	108,228	647,086	998,749
Puhui Lixin	17,648	65,544	8,406
Lufax Group excluding Puhui Lixin	157,445	Not applicable (Note 32(a))	Not applicable (Note 32(a))
	283,321	712,630	1,007,155

*            The Group provided lending solution services to a subsidiary of Ping An Group while the subsidiary of Ping An Group was not charged. The service fee was charged to borrowers directly. The revenue generated from such transactions for the years ended December 31, 2017, 2018 and 2019, was not included in the above revenue from Ping An Group and its subsidiaries, amounted to RMB127,504,546, RMB 10,482,246 and RMB 10,479,256, respectively.

The Group also provided lending solution services to third party lenders through contractual arrangement with another subsidiary of Ping An Group while the Group directly charged the related service fees to the subsidiary of Ping An Group. The revenue generated from such transactions for the years ended December 31, 2017, 2018 and 2019, was included in the above revenue from Ping An Group and its subsidiaries, amounted to RMB Nil,  RMB129,927,000 and RMB14,495,191, respectively.

Revenue generated by providing implementation and support service jointly with Ping An Technology (Shenzhen) Co., Ltd, a related party, for the years ended December 31, 2017, 2018 and 2019 amounted to RMB Nil, RMB9,255,000 and RMB4,240,432, respectively.

Purchase of services
Ping An Group and its subsidiaries	358,077	675,793	758,505

Net gain on disposal of property, plant and equipment and intangible asset
Ping An Group and its subsidiaries	—	—	13,321

Net gain from wealth management products issued by related parties
Ping An Group and its subsidiaries	22,550	102,582	36,732

Investment income from loan to related party
Lufax Group excluding Puhui Lixin	1,967	Not applicable	Not applicable
Ping An Group and its subsidiaries	—	193	417
	1,967	193	417
Interest income on bank deposits
Ping An Group and its subsidiaries	1,955	117,172	77,824

Leasing payment
Ping An Group and its subsidiaries	46,768	41,217	19,623

Interest expenses
Ping An Group and its subsidiaries	79,454	139,237	82,475

(b)	Year end balances with related parties

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Loan to related party
Ping An Group and its subsidiaries	15,027	—

Trade receivables
Ping An Group and its subsidiaries (i)	142,223	281,223
Puhui Lixin (i)	3,245	1,963
	145,468	283,186
Contract assets
Ping An Group and its subsidiaries	75,383	71,114

Prepayment and other receivables
Ping An Group and its subsidiaries (i)	40,848	190,447

Financial assets at fair value through profit or loss (Note 20)
Ping An Group and its subsidiaries	2,540,925	1,655,509

Cash and restricted cash
Ping An Group and its subsidiaries	4,317,364	2,391,879

Trade and other payables
Ping An Group and its subsidiaries (i)	308,700	155,337

Contract liabilities
Ping An Group and its subsidiaries (i)	—	5,775

Short‑term borrowings (Note 27)
Ping An Group and its subsidiaries	3,072,755	1,210,920

Derivative financial liabilities
Ping An Group and its subsidiaries	2,438	2,682

(i)The balances with related parties were unsecured, interest-free and repayable on demand.

Schedule of key management personnel compensations

The compensations paid or payable by the Group to key management for employee services are shown below:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000
Wages and salaries	14,502	23,389	21,661
Welfare and other benefits	1,948	2,253	2,108
Share‑based payments	37	360	1,166
	16,487	26,002	24,935